Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Contributed surplus [member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Net unrealized foreign currency translation gain (loss) on investments in foreign operations, net of hedging activities [member]	Accumulated other comprehensive income (loss) [member] Net gain (loss) on derivatives designated as cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on debt securities at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Net unrealized gain (loss) on equity securities designated at fair value through other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests in subsidiaries [member]
Balance at beginning of period at Oct. 31, 2018			$ 21,221	$ 5,000	$ (144)	$ (7)	$ 193	$ 46,145					$ 8,826	$ (2,487)	$ 245	$ 55		$ 993
Net premium (discount) on sale of treasury shares							(32)
Net income attributable to non-controlling interests in subsidiaries	$ 18																	18
Purchase of shares					(2,343)	(33)
Other comprehensive income (loss)	73	[1]													73
Other comprehensive income (loss)																(35)
Issue of shares				350
Other comprehensive income (loss)	(10)	[1]										$ (10)
Other comprehensive income (loss)	(112)	[1]											(112)
Other comprehensive income (loss)	1,445	[1]												1,445
Impact on adoption of IFRS 15, Revenue from Contracts with Customers (IFRS 15)								(41)
Issuance of stock options, net of options exercised			28				(1)
Redemption of non-controlling interests in subsidiaries																		(1,000)
Sale of shares					2,348	37
Allowance for credit losses	0	[1]													0
Reclassification of loss (gain) to retained earnings																(17)
Net income attributable to shareholders								2,392
Shares issued as a result of dividend reinvestment plan			99
Dividends									$ (1,227)	$ (60)
Shares issued in connection with acquisitions (Note 13)			366
Share issue expenses and others								(4)
Purchase of shares for cancellation and other			(53)
Other							(2)											(11)
Net premium on repurchase of common shares and redemption of preferred shares								(260)
Actuarial gains (losses) on employee benefit plans	(302)	[1]						(302)
Realized gains (losses) on equity securities designated at fair value through other comprehensive income								17
Balance at end of period at Jan. 31, 2019	81,670		21,661	5,350	(139)	(3)	158	46,660			$ 7,983	(10)	8,714	(1,042)	318	3	$ 81,670
Balance at beginning of period at Oct. 31, 2018			21,221	5,000	(144)	(7)	193	46,145					8,826	(2,487)	245	55		$ 993
Purchase of shares					(9,782)	(151)
Issue of shares				800
Issuance of stock options, net of options exercised			124
Sale of shares					9,885	152
Shares issued in connection with acquisitions (Note 13)			366
Purchase of shares for cancellation and other			(355)
Balance at end of period at Oct. 31, 2019	87,701		21,713	5,800	(41)	(6)	157	49,497				14	8,793	1,491	323	(40)
Impact on adoption of IFRS 16, Leases (IFRS 16) (Note 2)								(553)
Net premium (discount) on sale of treasury shares							(5)
Purchase of shares					(2,276)	(38)
Other comprehensive income (loss)	34	[1]													34
Other comprehensive income (loss)																32
Other comprehensive income (loss)	(61)	[1]										(61)
Other comprehensive income (loss)	201	[1]											201
Other comprehensive income (loss)	300	[1]												300
Issuance of stock options, net of options exercised			41				(1)
Sale of shares					2,186	37
Allowance for credit losses	0	[1]													0
Net income attributable to shareholders								2,989
Shares issued as a result of dividend reinvestment plan			69
Dividends									$ (1,339)	$ (67)
Purchase of shares for cancellation and other			(50)
Other							10
Net premium on repurchase of common shares and redemption of preferred shares								(256)
Actuarial gains (losses) on employee benefit plans	(152)	[1]						(152)
Balance at end of period at Jan. 31, 2020	$ 88,802		$ 21,773	$ 5,800	$ (131)	$ (7)	$ 161	$ 50,119			$ 11,087	$ (47)	$ 8,994	$ 1,791	$ 357	$ (8)	$ 88,802

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.